Document and Entity Information	Jan. 24, 2025
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2024
Registrant Name	Fidelity Covington Trust
Central Index Key	0000945908
Investment Company Type	N-1A
Amendment Flag	false